Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Apr. 01, 2019	May 01, 2018	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Significant Accounting Policies [Line Items]
Cash flow from operating activities			$ (4,894,319)
Going concern consideration working capital				$ 573,804
Going concern consideration accumulated deficit			154,802	(1,153,912)
Adjustment for advances to suppliers			$ (307,463)	180,009
Property and equipment			5.00%
Impairment charge
Value added tax		16.00%
Maturity date			Apr. 01, 2019
Grants received			$ 825,799	276,073	8,887
Shipping and handling			114,558	$ 58,120	$ 81,789
Ongoing examinations			$ 0
Dilutive ordinary share (in Dollars per share)
Dividends declared				$ 0	$ 0
Cash			$ 188,550	$ 573,839
Value Added Tax [Member]
Significant Accounting Policies [Line Items]
Value added tax	13.00%	17.00%
Equity [Member]
Significant Accounting Policies [Line Items]
Value added tax			50.00%
Deferred Income Tax Charge [Member]
Significant Accounting Policies [Line Items]
Value added tax			10.00%
Suppliers [Member]
Significant Accounting Policies [Line Items]
Adjustment for advances to suppliers			$ 307,463